SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of consolidated results

								12/31/2023
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	16,516,265	1,804,173	265,949	2,644,949	545,735	4,510,553	(4,209,084)	22,078,540
Foreign market	6,201,221	15,331,475					1,826,714	23,359,410
Cost of sales and services (note 26)	(21,008,013)	(9,931,881)	(248,938)	(1,492,728)	(441,281)	(3,644,362)	3,292,014	(33,475,189)
Gross profit	1,709,473	7,203,767	17,011	1,152,221	104,454	866,191	909,644	11,962,761
General and administrative expenses (note 26)	(1,218,767)	(421,218)	(10,558)	(218,878)	(57,854)	(557,585)	(2,005,123)	(4,489,983)
Other operating (income) expenses, net (note 27)	(1,065,188)	(974,590)	(675)	10,390	188,866	(253,931)	(542,032)	(2,637,160)
Equity in results of affiliated companies (note 10)							351,131	351,131
Operating result before Financial Income and Taxes	(574,482)	5,807,959	5,778	943,733	235,466	54,675	(1,286,380)	5,186,749

Sales by geographic area
Asia		14,714,924					1,826,714	16,541,638
North America	1,671,773							1,671,773
Latin America	132,219							132,219
Europe	4,397,229	616,551						5,013,780
Foreign market	6,201,221	15,331,475					1,826,714	23,359,410
Domestic market	16,516,265	1,804,173	265,949	2,644,949	545,735	4,510,553	(4,209,084)	22,078,540
Total	22,717,486	17,135,648	265,949	2,644,949	545,735	4,510,553	(2,382,370)	45,437,950

								12/31/2022
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	20,588,235	1,700,051	307,999	2,311,754	293,035	2,819,551	(4,063,084)	23,957,541
Foreign market	8,752,776	10,825,080					826,723	20,404,579
Cost of sales and services (note 26)	(23,256,319)	(7,105,424)	(220,491)	(1,507,028)	(287,340)	(1,974,415)	3,297,001	(31,054,016)
Gross profit	6,084,692	5,419,707	87,508	804,726	5,695	845,136	60,640	13,308,104
General and administrative expenses (note 26)	(1,314,352)	(352,152)	(32,976)	(153,294)	(43,786)	(386,230)	(967,147)	(3,249,937)
Other operating (income) expenses, net (note 27)	(777,976)	(449,871)	(14,353)	33,927	39,376	(105,018)	(1,380,707)	(2,654,622)
Equity in results of affiliated companies (note 10)							237,917	237,917
Operating result before Financial Income and Taxes	3,992,364	4,617,684	40,179	685,359	1,285	353,888	(2,049,297)	7,641,462

Sales by geographic area
Asia		9,514,509					826,723	10,341,232
North America	2,018,046							2,018,046
Latin America	382,128							382,128
Europe	6,351,536	1,310,571						7,662,107
Others	1,066							1,066
Foreign market	8,752,776	10,825,080					826,723	20,404,579
Domestic market	20,588,235	1,700,051	307,999	2,311,754	293,035	2,819,551	(4,063,084)	23,957,541
Total	29,341,011	12,525,131	307,999	2,311,754	293,035	2,819,551	(3,236,361)	44,362,120

								12/31/2021
P&L	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
			Port	Railroads
Net revenues
Domestic market	21,400,318	3,114,385	311,040	1,839,307	222,785	1,430,150	(5,084,155)	23,233,830
Foreign market	8,691,130	14,929,001					1,058,078	24,678,209
Cost of sales and services (note 26)	(20,081,043)	(7,705,835)	(220,494)	(1,266,112)	(146,349)	(892,900)	4,475,259	(25,837,475)
Gross profit	10,010,405	10,337,551	90,546	573,195	76,436	537,250	449,182	22,074,564
General and administrative expenses (note 26)	(1,158,748)	(351,371)	(33,853)	(135,091)	(32,083)	(190,986)	(1,057,314)	(2,959,446)
Other operating (income) expenses, net (note 27)	(405,018)	(287,744)	(8,290)	58,253	41,337	(63,631)	1,907,433	1,242,340
Equity in results of affiliated companies (note 10)							182,504	182,504
Operating result before Financial Income and Taxes	8,446,639	9,698,436	48,403	496,357	85,690	282,633	1,481,805	20,539,962

Sales by geographic area
Asia		12,627,913					1,058,078	13,685,991
North America	2,275,612							2,275,612
Latin America	355,912							355,912
Europe	6,059,606	2,301,088						8,360,694
Foreign market	8,691,130	14,929,001					1,058,078	24,678,209
Domestic market	21,400,318	3,114,385	311,040	1,839,307	222,785	1,430,150	(5,084,155)	23,233,830
Total	30,091,448	18,043,386	311,040	1,839,307	222,785	1,430,150	(4,026,077)	47,912,039